Note 15 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 15 - Subsequent Events

NOTE 14 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, Subsequent Events¸ we have analyzed our operations subsequent to December 31, 2015, through the date the financial statements were available to be issued, and have determined that we do not have any material subsequent events to disclose in these financial statements other than the following.

On July 8, 2016, Adar Bays, LLC converted $3,705 of principal due to it into 1,500,000 shares of common stock.

On July 15, 2016, Kodiak Capital Group LLC converted $3,717 of principal due to it into 3,163,353 shares of common stock.

On July 12, 2016, we entered into the First Amendment to 8% Convertible Redeemable Notes to amend the terms of the 8% Convertible Redeemable Notes dated December 16, 2015 (each in the amount of $35,000), with Adar Bays, LLC. The first note was funded on December 10, 2015. In consideration of Adar Bay's agreement to fund the second note, we agreed to fix the conversion price for both notes at $0.00205 per share. Adar Bays funded $20,000 of second note on July 12, 2016 (less $1,142 for fees), and agreed to fund the balance of the second note when we filed a preliminary information statement.

On July 20, 2016, we entered into a Securities Purchase Agreement with Auctus Fund, LLC and issued a Convertible Promissory Note payable to Auctus, in the principal amount of $45,750, against payment of that amount less $5,750 as reimbursement of lender's transaction costs. The note is unsecured, accrues interest at 10% per annum, and is due and payable on April 20, 2017.

On July 27, 2016, we entered into a Share Exchange Agreement with F-Squared Enterprises, LLC, to exchange its 1,515,000 shares of our common stock for 1,515,000 shares of our Series A Preferred Stock.

On July 29, 2016, we filed an Amendment to the Articles of Incorporation Designating Rights, Privileges, and Preferences of Series A Preferred Stock with the Nevada Secretary of State respecting 1,515,000 shares of Series A Preferred Stock. The Series A Preferred Stock ranks equal to our common stock respecting the payment of dividends and distribution of assets upon liquidation, dissolution, or winding up.

NOTE 15 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events¸ we have analyzed our operations subsequent to December 31, 2015, through the date the financial statements were available to be issued, and have determined that we do not have any material subsequent events to disclose in these financial statements other than the following.

On February 8, 2016, we granted 25,000 shares of common stock in consideration for accounting services rendered.

Subsequent to December 31, 2015, we granted to Viridian Capital Advisors, LLC warrants to purchase 250,000 shares of common stock for consideration of consulting services provided.

On January 13, 2016, we executed a promissory note for $75,000 with B44, LLC. The note is unsecured, accrues interest at 1% per annum, and is due and payable on June 30, 2016. In connection with the execution of the promissory note, we also issued warrants to purchase 225,000 shares of our common stock.

On January 14, 2016, we converted an account payable to Colonial Stock Transfer Company, Inc., in the amount of $6,605 into a convertible promissory note. The convertible note is unsecured, accrues interest at 10% per annum, and is due and payable on January 14, 2017. The outstanding amount due on the note is immediately convertible into restricted shares of our common stock, at Colonial's sole discretion, at a conversion price equal to 55% of the lowest trade price for the common stock during the 25 consecutive trading days immediately preceding the conversion date.

On January 14, 2016, we granted 50,000 shares of common stock to Convurge, LLC, the successor-in-interest to Loyl.Me LLC, in connection with an amendment to the license agreement.

On January 24, 2016, pursuant to the terms of a consulting agreement, we issued a warrant to purchase 100,000 shares of our common stock to Consigliere Inc. The warrant is fully vested with an exercise price of $0.23 per share and expires January 23, 2017.

On January 21, 2016, we issued to KiwiTech, LLC, a warrant to purchase 312,500 shares of common stock at the exercise price of $0.40 per share, with an expiration date of December 31, 2025.

On March 18, 2016, we entered into a Securities Purchase Agreement ("SPA") with Kodiak Capital Group, LLC, and executed two 12% Convertible Redeemable Promissory Notes, each in the principal amount of $50,000. On March 18, 2016, Kodiak funded the first note for $35,000, less $15,000 in due diligence costs and attorney fees, which was retained by Kodiak. Under the terms of the SPA and the second note, the second note is initially paid for by Kodiak's issuance to us of an offsetting secured note for $50,000 (the "Buyer Note"). The terms of the second note do not become effective until Kodiak funds the Buyer Note, which funding is in our sole discretion. The first note and the second note (when funded by the offsetting Buyer Note) accrue interest at the rate of 12% per annum and mature on March 18, 2017   . The outstanding amounts due under the notes are immediately convertible into restricted shares of our common stock after 180 days from the issue date, at Kodiak's sole discretion, at 50% of the lowest closing bid price for the common stock during the 30 consecutive trading days immediately preceding the conversion date, with some exceptions.

On March 31, 2016, we, LuvBuds, LLC ("LuvBuds"), Brett Harris ("Harris"), and Tag Distributing LLC, doing business as Consigliere Inc. ("Consigliere"), entered into an Agreement of Termination, Compromise, Settlement and Mutual Release of Claims to resolve, compromise, settle, and dispose of and any and all disputes and claims that exist or may exist among them. The agreement, among other things: (1) terminates the Asset Purchase Agreement of December 17, 2015, among us, LuvBuds, and Harris; (2) terminates the Consulting Agreement of January, 24, 2016, between us and Consigliere; (3) confirms retention by Harris of the stock grant for 300,000 shares of our common stock; (4) confirms retention by Harris of the warrant to purchase 100,000 shares of our common stock; (5) assigns the 70% membership interest in LuvBuds from us to Harris, with Harris assuming the obligations and duties related thereto; and (6) assigns the acquired assets in LuvBuds from us to Harris. Due to termination of the agreement, there was no financial impact during the year December 31, 2015.